Taxes Payable - Reconciliation between statutory tax and income tax (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes	$ 13,314,111	$ 11,567,558	$ 8,014,679
Tax rate	25.00%	25.00%	25.00%
Provision for income taxes at statutory tax rate	$ 3,328,528	$ 2,891,890	$ 2,003,670
Effect of non-tax deductible expenses	10,358	610	1,041
Income tax expense	$ 3,338,886	$ 2,892,500	$ 2,004,711